Federated Hermes International Leaders Fund Expense Example, No Redemption - Federated Hermes International Leaders Fund	Nov. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 668
Expense Example, No Redemption, 3 Years	919
Expense Example, No Redemption, 5 Years	1,188
Expense Example, No Redemption, 10 Years	1,957
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	201
Expense Example, No Redemption, 3 Years	621
Expense Example, No Redemption, 5 Years	1,068
Expense Example, No Redemption, 10 Years	2,113
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	887
Expense Example, No Redemption, 10 Years	1,933
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	1,178
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	$ 1,084